Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue	$ 915,911	$ 747,495
Production costs	(267,432)	(288,315)
Royalty expense	(26,418)	(21,396)
Depletion and depreciation	(133,718)	(148,655)
Earnings (loss) from mine operations	488,343	289,129
Expenses
General and administrative	(31,565)	(25,646)
Transaction costs	0	(397)
Exploration and evaluation	(66,614)	(48,411)
Care and maintenance	(3,081)	(11,877)
Earnings (loss) from operations	387,083	202,798
Other income, net	5,130	3,376
Finance items
Finance income	5,714	2,111
Finance costs	(3,617)	(12,206)
Earnings before taxes from continuing operations	394,310	196,079
Current income tax expense	(40,743)	(44,223)
Deferred tax (expense) recovery	(79,624)	5,474
Earnings from continuing operations	273,943	157,330
Loss from discontinued operations	0	(24,904)
Net earnings	273,943	132,426
Other comprehensive income
Changes in fair value of investments in equity securities, net of $3,758 tax	0	26,764
Exchange differences on translation of foreign operations	(112,347)	80,898
Changes in fair value of investments in equity securities, net of $1,674 tax recovery	(11,642)	0
Total other comprehensive income	(123,989)	107,662
Comprehensive income	$ 149,954	$ 240,088
Basic earnings per share from continuing operations (in dollars per share)	$ 1.30	$ 0.76
Diluted earnings per share from continuing operations (in dollars per share)	1.29	0.75
Basic loss per share from discontinued operations (in dollars per share)	0.00	(0.12)
Diluted loss per share from discontinued operations (in dollars per share)	0.00	(0.12)
Basic earnings per share (in dollars per share)	1.30	0.64
Diluted earnings per share (in dollars per share)	$ 1.29	$ 0.63
Weighted average number of common shares outstanding (in 000's)
Basic (in shares)	210,692	207,436
Diluted (in shares)	212,623	209,114